CRYPTOCURRENCIES - Schedule of company's cryptocurrencies activity posted as collateral (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
CRYPTOCURRENCIES
Beginning balance	$ 25,575,512
Ending balance	126,529,342	$ 25,575,512
Cryptocurrencies posted as collateral
CRYPTOCURRENCIES
Cryptocurrencies posted as collateral	1,757,712	7,969,119
Cryptocurrency collateral returned	(2,763,872)	(2,407,478)
Investment income received in cryptocurrencies		95,568
Cash sales	$ 1,006,160	(11,027,632)
Gain on sales		$ 5,370,423